Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operation [Abstract]
Schedule of (Loss)/Profit From Discontinued Operation

	United States Dollars
Figures in millions unless otherwise stated	2025	2024	2023

Asanko Gold
– Asanko Gold – earnings	—	—	28.0
– Asanko Gold – impairment[1]	—	—	(46.9)
Loss from discontinued operation	—	—	(18.9)
1 As a result of the sale transaction discussed below, the investment in Asanko was classified as an asset held for sale at 31 December 2023 and was required to be measured at the lower of carrying value or fair value less costs to sell. Management determined the fair value less costs to sell based on the consideration to be received per the sale agreement. The assumptions used in the determination of the fair values of the deferred and contingent considerations were as follows:
•The share consideration was calculated as 28.5 million Galiano shares at a share price of US$0.92 at 31 December 2023;
•US$25 million and US$30 million deferred consideration discounted using a rate of 7.9%; and
•US$30 million contingent consideration discounted using a rate of 15.1%.
      The fair value was allocated first to the Asanko redeemable preference shares based on the fair value of the preference shares using the expected redemption period.
The residual amount after deducting the fair value of the preference shares from the total fair value of the consideration was allocated to the Asanko Gold equity-
accounted investee, which resulted in an impairment of US$46.9 million for the year ended 31 December 2023.

Schedule of Deferred and Contingent Considerations	The Asanko deferred and contingent considerations were recognised as follows:

	United States Dollars	United States Dollars
Figures in millions unless otherwise stated	2025	2024

– Present value/Fair value at beginning of the year (2024: 4 March 2024)	67.9	61.1
– Net change in fair value/unwinding of discount rate	7.2	6.8
– Settlement of US$25 million deferred consideration on 31 December 2025	(25.0)	—
Asanko deferred and contingent considerations	50.1	67.9
Current portion of Asanko deferred and contingent considerations	(28.1)	(23.3)
Non-current portion of Asanko deferred and contingent considerations	22.0	44.6